Shareholders' equity - Award Outstanding (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Number of options
Beginning balance of awards outstanding (in shares)	1,279,043	326,391
Award granted (in shares)	606,356	1,323,195
Awards exercised (in shares)	(362,492)	(301,792)
Award forfeited (in shares)	(133,123)	(68,751)
Ending balance of awards outstanding (in shares)	1,389,784	1,279,043
DSU
Number of options
Beginning balance of awards outstanding (in shares)	172,086	66,391
Award granted (in shares)	64,356	105,695
Awards exercised (in shares)	0	0
Award forfeited (in shares)	0	0
Ending balance of awards outstanding (in shares)	236,442	172,086
PSU
Number of options
Beginning balance of awards outstanding (in shares)	499,800	130,000
Award granted (in shares)	271,000	412,300
Awards exercised (in shares)	0	0
Award forfeited (in shares)	(82,500)	(42,500)
Ending balance of awards outstanding (in shares)	688,300	499,800
RSU
Number of options
Beginning balance of awards outstanding (in shares)	607,157	130,000
Award granted (in shares)	271,000	805,200
Awards exercised (in shares)	(362,492)	(301,792)
Award forfeited (in shares)	(50,623)	(26,251)
Ending balance of awards outstanding (in shares)	465,042	607,157